RESTRICTED CASH (Details Textual) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Restricted Cash [Line Items]
Restricted cash in escrow		$ 151,438		$ 237,926	$ 238,578
Non-Current Restricted Cash		125,193		115,012
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Letter of credit			$ 5,000
Restricted cash in escrow		44,100
Non-Current Restricted Cash		17,702		39,727
Chartis Commutation Account [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		28,365		27,275
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 1,532	$ 79,126		$ 48,010